Share-based Payment	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment

Note 8—Share-based Payment

As an incentive to the Senior Management, other employees, members of the Board and select consultants, Ascendis Pharma A/S has established warrant programs, a Restricted Stock Unit (“RSU”) program adopted in December 2021, and a Performance Stock Unit (“PSU”) program adopted in February 2023, which are all classified as equity-settled share-based payment transactions. Share-based compensation costs are determined using the grant date fair value and are recognized over the vesting period as research and development expenses, selling, general and administrative expenses, or cost of sales.

Restricted Stock Unit Program

RSUs are granted by the Board to members of Senior Management, other employees and members of the Board (the “RSU-holders”), as stipulated in the program. In addition, RSUs may be granted to select consultants.

One RSU represents a right for the RSU-holder to receive one ADS representing ordinary shares of Ascendis Pharma A/S upon vesting, if the vesting conditions are met.

Performance Stock Unit Program

PSUs are granted by the Board to certain members of Senior Management (the “PSU-holders”), as stipulated in the program. In addition, PSUs may be granted to other employees, select consultants and members of the Board. One PSU represents a right for the PSU-holder to receive one ADS representing ordinary shares of Ascendis Pharma A/S upon vesting.

Vesting Conditions

RSUs granted vest over a predetermined service period, and accordingly require RSU-holders to be employed, or provide a specified period of service (“service conditions”). RSUs vest over three years with 1/3 of the RSUs vesting on each anniversary date from the date of grant. RSUs generally cease to vest from the date of termination of employment, or for the Board, termination of board membership, whereas unvested RSUs will lapse.

One PSU represents a right for the PSU-holder to receive one ADS representing ordinary shares of Ascendis Pharma A/S upon vesting. PSUs vest in a manner similar to the service conditions of the RSUs. In addition to service conditions, vesting is also contingent upon achievement of performance-based targets as determined by the Board, provided that no more than 10% of each tranche may be directly attributable to accomplishment of financial results achieved in the financial year prior to the vesting date for PSUs granted in 2023, and upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more PSUs than 100%, nor will it result in additional grants.

RSUs and PSUs generally cease to vest from the date of termination of employment or board membership, as applicable, whereas unvested RSUs or PSUs will be forfeited. The Board may at its discretion and on an individual basis decide to deviate from the vesting conditions, including deciding to accelerate vesting in the event of termination of employment or board membership, as applicable.

Settlement Options

All RSUs and PSUs are settled at the time of vesting by transfer of treasury shares that are ADSs repurchased in the market. In jurisdictions where the Company is required to withhold and settle tax with the tax authority on behalf of the RSU/PSU-holders, the Company withholds the number of RSUs or PSUs that are equal to the estimated monetary value of the RSU/PSU-holders tax obligation from the total number of RSUs or PSUs that otherwise would have been transferred to the RSU/PSU holder upon vesting. These settlements are presented as “Net settlement under stock incentive programs” in the consolidated statement of equity. The Company may at its sole discretion choose to make a cash settlement instead of delivering ADSs.

Adjustments

RSU-holders and PSU-holders are entitled to an adjustment of the number of RSUs or PSUs granted, in the event of certain corporate changes, including among other events, increases or decreases to the share capital at a price below or above market value, the issuance of bonus shares, and changes in the nominal value of each share. In addition, the RSU and PSU Programs contain provisions to accelerate vesting, or compensate with grant of new equity instruments, in the event of restructuring events including change in control events.

RSU and PSU Activity

The following table specifies the number of RSUs and PSUs outstanding:

	Restricted Stock Units	Performance Stock Units	Total
	(Number)
Outstanding
January 1, 2023	82,492	—	82,492
Granted during the year (1)	609,860	112,268	722,128
Settled during the year	(18,132)	—	(18,132)
Transferred during the year	(20,098)	—	(20,098)
Forfeited during the year	(77,497)	(7,245)	(84,742)
December 31, 2023	576,625	105,023	681,648
Granted during the year (1)	717,980	92,655	810,635
Transferred during the year	(212,160)	(35,007)	(247,167)
Forfeited during the year	(88,638)	(6,004)	(94,642)
December 31, 2024	993,807	156,667	1,150,474
Granted during the year (1)	634,589	73,583	708,172
Settled during the year	(60,056)	(15,716)	(75,772)
Transferred during the year	(321,351)	(46,588)	(367,939)
Forfeited during the year	(67,161)	(2,688)	(69,849)
December 31, 2025	1,179,828	165,258	1,345,086
Specified by vesting date
2026	566,011	86,659	652,670
2027	411,030	54,066	465,096
2028	202,787	24,533	227,320
December 31, 2025	1,179,828	165,258	1,345,086
(1)
The fair value of RSUs and PSUs is determined on the basis of the closing ADS price on the grant date. The fair value of one RSU and one PSU at the date of grant was €150.40, €141.01 and €105.96 for the years ended December 31, 2025, 2024 and 2023, respectively.

Warrant Program

Warrants are granted by the Board in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board and select consultants (“warrant-holders”). Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is equal to the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board. Apart from exercise prices, exercise periods and vesting conditions for board members, the programs are similar.

Vesting Conditions

Warrants granted vest over a predetermined service period and require warrant-holders provide a specified period of service. Warrants generally cease to vest from the date of termination. In relation to board members, the vesting shall cease on the termination date of the board membership regardless of the reason. In relation to consultants, the vesting shall cease on the termination date of the consultancy relationship. The warrant-holder will, however, be entitled to exercise vested warrants in the exercise periods after termination.

In the event that the employment contract is terminated, and the employee has not given the Company good reason to do so, the warrant-holder may keep the right to continued vesting and exercise of warrants as if the employment was still in effect. In such case, any expense not yet recognized for the outstanding warrants is recognized immediately.

For warrants granted to employees and consultants, 25% of the warrants vest one year after the date of grant, and the remaining 75% of the warrants granted vest over 36 months, with 1/36 of the warrants vesting per month, from one year after the date of grant.

For warrants granted to board members upon the board members accession, 25% of the warrants vest one year after the date of grant, and the remaining 75% of the warrants granted vest over 36 months, with 1/36 of the warrants vesting per month, from one year after the date of grant. Regarding subsequent grants of warrants to board members, 50% of the warrants vest one year after the date of grant, and the remaining 50% of the warrants vest over 12 months, with 1/12 per month from one year after the date of grant.

Exercise Periods

Vested warrants may be exercised during certain exercise periods each year, within certain periods after publication of earnings data of a fiscal quarter, interim and annual reports, as per each program’s terms and conditions.

Warrants expire ten years after the grant date. Warrants not exercised by the warrant-holder during the last exercise period shall become null and void without further notice or compensation or payment of any kind to the warrant-holder. If the warrant-holder is a consultant, advisor or board member, the exercise of warrants is conditional upon the warrant-holder’s continued service to the Company at the time the warrants are exercised. If the consultant’s, advisor’s or board member’s relationship with the Company should cease without this being attributable to the warrant-holder’s actions or omissions, the warrant-holder shall be entitled to exercise vested warrants in the pre-defined exercise periods.

Adjustments

Warrant-holders are entitled to an adjustment of the number of warrants issued and/or the exercise price applicable in the event of certain corporate changes.

Events giving rise to an adjustment include, among other things, increases or decreases to the share capital at a price below or above market value, the issuance of bonus shares, changes in the nominal value of each share, and payment of dividends in excess of 10% of the Company’s equity.

Warrant Activity

The following table specifies the number and weighted average exercise prices of, and movements, in warrants:

	Warrants (number)	Weighted Average Exercise Price (EUR)
Outstanding
January 1, 2023	6,864,011	81.30
Granted during the year	395,275	91.07
Exercised during the year (1)	(555,144)	17.76
Forfeited during the year	(180,358)	115.79
December 31, 2023	6,523,784	86.38
Vested at the reporting date	5,273,056	80.02
Granted during the year	504,105	122.48
Exercised during the year (1)	(682,048)	43.35
Forfeited during the year	(141,719)	107.85
December 31, 2024	6,204,122	93.25
Vested at the reporting date	5,226,643	89.33
Granted during the year	434,883	148.06
Exercised during the year (1)	(1,287,921)	68.76
Forfeited during the year	(128,243)	109.52
Expired during the year	(250)	15.68
December 31, 2025	5,222,591	103.24
Vested at the reporting date	4,419,487	97.98
(1)
The weighted average share price (listed in $) at the date of exercise was €162.08, €135.86 and €98.10 for the years ended December 31, 2025, 2024 and 2023, respectively.

At December 31, 2025, the Board was authorized to grant up to 1,725,233 additional warrants to employees, board members and select consultants without preemptive subscription rights for the shareholders of Ascendis Pharma A/S.

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2025 per grant year.

	Outstanding Warrants (number)	Weighted Average Exercise Price (EUR)	Weighted Average Remaining Life (months)
Granted before January 1, 2023	4,208,147	97.25	50
Granted in 2023	175,231	92.48	89
Granted in 2024	430,190	122.52	102
Granted in 2025	409,023	149.15	113
Outstanding at December 31, 2025	5,222,591	103.24	61

At December 31, 2025, the exercise prices of outstanding warrants under the Company’s warrant programs range from €11.98 to €180.65 depending on the grant dates.

The range of exercise prices for outstanding warrants was €11.98 to €145.50 for the years ended December 31, 2024 and 2023. The weighted average remaining life for outstanding warrants was 65 months and 71 months, for the years ended December 31, 2024 and 2023, respectively.

Warrant Compensation Costs

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes option-pricing model with the following assumptions: (1) an exercise price equal to the estimated market price of the Company’s shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk-free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) an expected volatility using the Company’s own share price.

The following table summarizes the input to the Black-Scholes option-pricing model and the calculated fair values for warrant grants in 2025, 2024 and 2023:

	2025	2024	2023
Expected volatility	49-50%	50%	49-51%
Risk-free interest rate	2.00 - 2.32%	1.71 - 2.57%	2.40 - 2.97%
Expected life of warrants (years)	6.0	6.0	6.0
Weighted average exercise price	€148.06	€122.48	€91.07
Fair value of warrants granted in the year	€56.45 - 87.55	€50.86 - 70.39	€37.34 - 52.03